CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017 [1]	Sep. 30, 2018	Sep. 30, 2017	[1]
Statement of Comprehensive Income [Abstract]
Net income	$ 231	$ 60	$ 841	$ 342	[2]
Other comprehensive income (loss), net of tax
Unrealized income on cash flow hedges	15	16	10	81
Changes in retirement plans’ funded status	(6)	15	450	45
Foreign currency translation	(38)	(99)	(373)	(373)
Share of other comprehensive income (loss) of entities using the equity method	(18)	14	(36)	49
Other comprehensive income (loss), net of tax	(47)	(54)	51	(198)
Comprehensive income	184	6	892	144
Less: Comprehensive income attributable to noncontrolling interests	2	3	20	10
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 182	$ 3	$ 872	$ 134

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).